CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net (loss) income	$ (2,000,000)	$ (91,000,000)	$ (55,000,000)	$ (114,000,000)	$ (93,000,000)	$ (169,000,000)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	13,000,000				13,000,000
Changes in operating assets and liabilities:
Accounts payable and accrued expenses					114,000,000	(53,000,000)
Net cash used in operating activities					(309,000,000)	(236,000,000)
Cash Flows From Investing Activities:
Net cash used in investing activities					(42,000,000)	(71,000,000)
Cash Flows From Financing Activities:
Net cash from financing activities					298,000,000	187,000,000
Net decrease in cash, cash equivalents and restricted cash					(69,000,000)	(121,000,000)
Cash, cash equivalents and restricted cash, beginning of period		525,000,000		593,000,000	525,000,000	593,000,000	$ 593,000,000
Cash, cash equivalents and restricted cash, end of period	456,000,000		472,000,000		456,000,000	472,000,000	525,000,000	$ 593,000,000
Apollo Strategic Growth Capital
Cash Flows From Operating Activities:
Net (loss) income		(5,326,469)		20,283,146			6,199,890	(19,641,760)	$ (1,853)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Investment income earned on investment held in Trust Account		(321,889)		(141,517)			(371,004)	(175,533)
Formation and organization costs paid by related parties								27,607	3,707
Costs associated with warrant liabilities								2,344,508
Change in fair value of derivative warrant liabilities		4,154,752		(24,785,058)			(18,698,777)	16,889,088
Changes in operating assets and liabilities:
Prepaid expenses		159,722		150,174			629,340	(1,123,401)	(1,854)
Accounts payable and accrued expenses		(965,529)		4,138,691			6,179,734	(761,757)
Advances from Related Parties		2,218,378					2,035,989
Net cash used in operating activities		(81,035)		(354,564)			(4,024,828)	(2,441,248)	0
Cash Flows From Investing Activities:
Cash deposited into Trust Account								(816,810,000)
Net cash used in investing activities							0	(816,810,000)	0
Cash Flows From Financing Activities:
Proceeds from sale of Units in Public Offering								816,810,000
Proceeds from sale of Private Placement Warrants								18,336,200
Payment of underwriter commissions								(16,336,200)
Payment of offering costs								(800,880)
Proceeds from Sponsor note				800,000			4,300,000	1,500,000
Repayment of advances from Sponsor				371,767			371,767
Net cash from financing activities				428,233			3,928,233	819,509,120	0
Net decrease in cash, cash equivalents and restricted cash		(81,035)		73,669			(96,595)	257,872
Cash, cash equivalents and restricted cash, beginning of period	$ 80,242	161,277	$ 331,541	257,872	$ 161,277	$ 257,872	257,872	0	0
Cash, cash equivalents and restricted cash, end of period		$ 80,242		$ 331,541			$ 161,277	257,872	0
Supplemental disclosure of non-cash financing activities:
Deferred underwriters' commissions charged to temporary equity in connection with the Public Offering								28,588,350
Deferred offering costs paid by related party								345,910	$ 3,707
Accrued offering costs which were charged to temporary equity								$ 1,144,924